SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Quality Income Fund

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Asset-Backed Securities - 2.5%

Agency - 0.4%

FNMA Grantor Trust, Series 2004-T5, Class A11 [1]	370,674	6.21	5/28/35	363,620
Small Business Administration, Series 2006-20D, Class 1	46,762	5.64	4/1/26	46,432
Small Business Administration, Series 2007-20B, Class 1	44,621	5.49	2/1/27	44,063
Small Business Administration, Series 2007-20J, Class 1	83,432	5.57	10/1/27	82,764

				536,879

Non-Agency - 2.1%

Centex Home Equity Loan Trust, Series 2004-A, Class AF4 [14]	102,684	5.01	8/25/32	100,750
Home Equity Mortgage Loan Asset-Backed Trust, Series 2003-A, Class AV2, TSFR1M + 0.97% [1]	69,341	4.69	10/25/33	69,078
Mill City Mortgage Loan Trust, Series 2017-3, Class A1 1, [4]	37,295	2.75	1/25/61	36,524
RCKT Mortgage Trust, Series 2023-CES3, Class A1A [4]	992,783	7.11	11/25/43	1,012,775
Towd Point Mortgage Trust, Series 2019-MH1, Class A2 1, [4]	800,000	3.00	11/25/58	786,013
Towd Point Mortgage Trust, Series 2020-MH1, Class A1A 1, [4]	324,074	2.18	2/25/60	308,395
Towd Point Mortgage Trust, Series 2023-CES2, Class A1A 1, [4]	490,740	7.29	10/25/63	502,329

				2,815,864

Total Asset-Backed Securities (cost: $3,371,664)				3,352,743

Collateralized Mortgage Obligations - 22.9%

Agency - 17.5%

FHLMC REMICS, Series 3104, Class BY	17,766	5.50	1/15/26	17,675
FHLMC REMICS, Series 3418, Class DF	389,720	6.00	3/15/32	399,864
FHLMC REMICS, Series 3806, Class JA	11,041	3.50	2/15/26	10,957
FHLMC REMICS, Series 3982, Class LA	230,953	2.50	12/15/39	228,014
FHLMC REMICS, Series 4246, Class PT	203,489	6.50	2/15/36	211,738
FHLMC REMICS, Series 4390, Class CA	836,535	3.50	6/15/50	819,170
FHLMC REMICS, Series 4717, Class KV	1,027,533	3.50	8/15/40	1,009,738
FHLMC REMICS, Series 4759, Class NA	22,500	3.00	8/15/44	22,228
FHLMC REMICS, Series 5226, Class D	413,848	3.50	12/15/45	399,827
FHLMC REMICS, Series 5252, Class BT	915,445	6.00	9/25/52	950,886
FHLMC Structured Pass-Through Certificates, Series T-60, Class 1A2	483,869	7.00	3/25/44	480,127
FNMA Grantor Trust, Series 2004-T1, Class 2A [1]	230,615	3.73	8/25/43	214,855
FNMA REMICS, Series 2002-W1, Class 2A [1]	810,582	4.66	2/25/42	786,264
FNMA REMICS, Series 2004-W5, Class A1	1,536,205	6.00	2/25/47	1,540,853
FNMA REMICS, Series 2011-10, Class AC	1,664,680	3.00	2/25/41	1,580,181
FNMA REMICS, Series 2011-146, Class LX	974,475	3.50	10/25/40	946,431
FNMA REMICS, Series 2015-61, Class VB	871,000	3.50	6/25/34	846,357
FNMA REMICS, Series 2017-97, Class DP	10,732	3.50	10/25/46	10,483
FNMA REMICS, Series 2018-25, Class AG	163,469	3.50	4/25/47	156,539
FNMA REMICS, Series 2023-64, Class HA	3,394,949	5.50	9/25/50	3,401,655
FNMA Trust, Series 2004-W9, Class 1A3	646,399	6.05	2/25/44	644,286
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K037, Class A2	74,099	3.49	1/25/24	73,815
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K728, Class A2 [1]	2,467,911	3.06	8/25/24	2,429,811
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K730, Class A2 [1]	2,948,077	3.59	1/25/25	2,901,098
FRESB Mortgage Trust, Series 2018-SB45, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	149,661	6.15	11/25/37	148,670
FRESB Mortgage Trust, Series 2018-SB46, Class A5H, SOFRRATE 30 Day Average + 0.81% [1]	513,053	6.15	12/25/37	497,200
Government National Mortgage Association, Series 2020-149, Class AW	1,626,139	5.50	10/20/50	1,674,780
Seasoned Credit Risk Transfer Trust, Series 2019-4, Class M55D	242,378	4.00	2/25/59	225,321
Seasoned Credit Risk Transfer Trust, Series 2022-2, Class M5TU	1,370,188	4.00	4/25/62	1,269,655

				23,898,478

Non-Agency - 5.4%

JP Morgan Mortgage Trust, Series 2021-1, Class A4 1, [4]	585,011	2.50	6/25/51	521,386
JP Morgan Mortgage Trust, Series 2021-14, Class A4 1, [4]	786,057	2.50	5/25/52	682,325
JP Morgan Mortgage Trust, Series 2021-6, Class A4 1, [4]	1,387,564	2.50	10/25/51	1,212,432
JP Morgan Mortgage Trust, Series 2021-7, Class A4 1, [4]	478,392	2.50	11/25/51	417,372

DECEMBER 31, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

JP Morgan Mortgage Trust, Series 2022-1, Class A11, SOFRRATE 30 Day Average + 0.85% [1,4]	2,545,873	5.00	7/25/52	2,345,067
New Residential Mortgage Loan Trust, Series 2017-2A, Class A4 1, [4]	201,536	4.00	3/25/57	190,433
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1 1, [4]	212,973	4.00	4/25/57	201,580
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, TSFR1M + 1.61% 1, [4]	67,650	6.97	6/25/57	67,172
New Residential Mortgage Loan Trust, Series 2018-1A, Class A1A 1, [4]	155,329	4.00	12/25/57	147,700
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, TSFR1M + 0.86% 1, [4]	185,172	6.22	1/25/48	178,362
Sequoia Mortgage Trust, Series 2020-4, Class A5 1, [4]	239,628	2.50	11/25/50	215,573
Sequoia Mortgage Trust, Series 2023-4, Class A10 1, [4]	938,606	6.00	11/25/53	937,958
Wells Fargo Mortgaged Backed Securities Trust, Series 2020-5, Class A3 1, [4]	216,706	2.50	9/25/50	194,140

				7,311,500

Total Collateralized Mortgage Obligations (cost: $32,039,617)				31,209,978

Corporate Bonds - 15.7%

American Tower Trust [4]	1,300,000	5.49	3/15/28	1,319,572
BGC Group, Inc.	900,000	4.38	12/15/25	863,924
Booz Allen Hamilton, Inc. [4]	1,500,000	3.88	9/1/28	1,414,666
British Airways 2020-1 Class B Pass Through Trust [4]	277,951	8.38	11/15/28	287,226
Cabot Corp.	583,000	4.00	7/1/29	553,475
Cadence Bank (Subordinated), 3 Mo. Libor + 2.47% [1]	1,565,000	4.13	11/20/29	1,456,402
Comerica Bank	500,000	2.50	7/23/24	489,674
Comerica Bank (Subordinated)	750,000	7.88	9/15/26	768,384
CVS Pass-Through Trust Series 2009 [4]	780,961	8.35	7/10/31	843,793
Delta Air Lines 2015-1 Class AA Pass Through Trust	325,730	3.63	7/30/27	306,916
DTE Electric Securitization Funding II, LLC	875,000	5.97	3/1/32	919,053
Equitable Financial Life Global Funding [4]	800,000	1.80	3/8/28	701,621
F&G Global Funding [4]	1,600,000	5.15	7/7/25	1,576,826
Fairfax US, Inc. [4]	600,000	4.88	8/13/24	598,774
First-Citizens Bank & Trust Co. (Subordinated), US Treasury + 2.37% [1]	1,500,000	4.13	11/13/29	1,448,069
Minnesota Life Insurance Co. (Subordinated) [4]	1,020,000	8.25	9/15/25	1,059,100
Nationwide Mutual Insurance Co. (Subordinated), 3 Mo. Libor + 2.29% 1, [4]	1,400,000	7.94	12/15/24	1,398,620
Old National Bancorp, Inc. (Subordinated)	607,000	5.88	9/29/26	607,750
Prudential Insurance Co. of America (Subordinated) [4]	325,000	8.30	7/1/25	335,591
Reliant Bancorp, Inc. (Subordinated), TSFR3M + 3.77% [1]	1,250,000	5.13	12/15/29	1,162,582
SBA Tower Trust [4]	1,300,000	6.60	1/15/28	1,337,027
SouthState Corp. (Subordinated), TSFR3M + 5.62% [1]	650,000	5.75	6/1/30	609,696
Tennessee Gas Pipeline Co., LLC	555,000	7.00	10/15/28	601,452
US Bancorp, SOFRRATE + 2.02% [1]	700,000	5.78	6/12/29	719,698

Total Corporate Bonds (cost: $21,613,432)				21,379,891

Mortgage Pass-Through Securities - 28.3%

Federal Home Loan Mortgage Corporation - 5.1%

Freddie Mac	2,248,190	2.50	8/1/30	2,129,901
Freddie Mac	29,842	3.00	9/1/27	29,002
Freddie Mac	2,388,092	3.00	4/1/33	2,265,002
Freddie Mac	4,982	3.50	7/1/26	4,895
Freddie Mac	32,284	4.00	7/1/26	31,691
Freddie Mac	34,199	4.00	1/1/27	33,757
Freddie Mac	527,898	4.00	4/1/29	518,719
Freddie Mac	112,876	4.00	10/1/31	110,713
Freddie Mac	745	4.50	7/1/26	742
Freddie Mac	395,978	4.50	6/1/39	393,401
Freddie Mac	1,860	5.00	10/1/25	1,844
Freddie Mac	1,326,638	5.00	8/1/38	1,334,232

				6,853,899

2

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Federal National Mortgage Association - 20.3%

Fannie Mae	388,324	3.00	10/1/27	376,769
Fannie Mae	41,703	3.00	8/1/28	40,508
Fannie Mae	551,467	3.00	5/1/30	530,835
Fannie Mae	396,038	3.00	11/1/31	384,565
Fannie Mae	1,492,114	3.00	10/1/32	1,415,465
Fannie Mae	68,098	3.50	1/1/26	66,888
Fannie Mae	1,697,600	3.50	4/1/32	1,637,260
Fannie Mae	389,716	3.50	11/1/38	374,257
Fannie Mae	327	4.00	9/1/24	324
Fannie Mae	12,594	4.00	6/1/25	12,442
Fannie Mae	6,767	4.00	10/1/31	6,628
Fannie Mae	407,067	4.00	10/1/34	401,212
Fannie Mae	913,328	4.00	6/1/38	894,646
Fannie Mae	5,987	4.50	4/1/25	5,955
Fannie Mae	912,664	4.50	3/1/29	907,729
Fannie Mae	95,202	4.50	7/1/31	94,769
Fannie Mae	1,922,414	4.50	4/1/39	1,911,480
Fannie Mae	2,619,025	5.00	3/1/43	2,628,548
Fannie Mae	544,929	5.50	12/1/35	561,636
Fannie Mae	750,000	5.50	12/1/38	760,742
Fannie Mae	852,265	5.50	1/1/40	878,461
Fannie Mae	376,792	5.50	8/1/40	400,501
Fannie Mae	591,738	5.50	2/1/42	609,899
Fannie Mae	880,567	5.50	5/1/49	897,392
Fannie Mae	550,958	5.50	9/1/49	567,859
Fannie Mae	1,828,585	5.50	8/1/56	1,891,701
Fannie Mae	1,267,368	6.00	9/1/29	1,287,821
Fannie Mae	531,432	6.00	7/1/37	554,862
Fannie Mae	954,534	6.00	11/1/38	976,970
Fannie Mae	1,145,838	6.00	10/1/53	1,164,329
Fannie Mae	1,297,314	6.00	10/1/53	1,320,116
Fannie Mae	592,924	6.50	5/1/40	618,677
Fannie Mae	742,445	7.00	1/1/40	766,016
Fannie Mae	587,640	7.00	1/1/40	606,295
Fannie Mae	2,156,447	7.50	10/1/38	2,238,629

				27,792,186

Government National Mortgage Association - 2.5%

Ginnie Mae, US Treasury + 1.50% [1]	14,595	3.88	4/20/33	14,497
Ginnie Mae, US Treasury + 1.50% [1]	4,281	3.88	4/20/42	4,280
Ginnie Mae	795,423	4.00	7/20/26	780,848
Ginnie Mae	142	5.00	9/15/24	141
Ginnie Mae	2,748	5.00	6/20/26	2,715
Ginnie Mae	512,637	6.00	2/20/34	526,094
Ginnie Mae	344,228	6.00	7/20/37	363,541
Ginnie Mae	1,668,150	6.00	9/20/38	1,697,605

				3,389,721

Other Federal Agency Securities - 0.4%

Small Business Administration Pools, PRIME - 2.50% [1]	147,041	6.00	5/25/43	146,459
Small Business Administration Pools, PRIME + 0.79% [1]	290,401	9.29	2/25/28	300,541
Small Business Administration Pools, PRIME + 0.89% [1]	131,915	9.39	3/25/30	138,222

				585,222

Total Mortgage Pass-Through Securities (cost: $38,925,692)				38,621,028

Taxable Municipal Bonds - 23.5%

Alief Independent School District G.O.	800,000	5.20	2/15/27	800,336

DECEMBER 31, 2023	3

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Arizona School Facilities Board [9]	1,010,000	6.00	9/1/27	1,050,087
City of San Francisco CA	105,000	5.50	11/1/25	105,956
Colorado Housing & Finance Authority	745,000	6.50	5/1/48	780,499
Colorado Housing & Finance Authority	5,000	4.00	11/1/31	4,956
County of Yamhill OR	370,000	4.50	10/1/30	353,043
Florida Capital Projects Finance Authority	250,000	4.00	10/1/24	246,643
Florida Housing Finance Corp.	1,000,000	6.50	1/1/55	1,062,320
Idaho Housing & Finance Association	1,000,000	6.50	7/1/53	1,060,090
Idaho Housing & Finance Association	1,000,000	6.00	1/1/48	1,037,820
Illinois Housing Development Authority	995,000	5.75	10/1/53	1,021,357
Illinois Housing Development Authority	1,000,000	6.50	4/1/54	1,047,530
Kentucky Higher Education Student Loan Corp. [8]	960,000	2.52	6/1/35	820,963
Kentucky Higher Education Student Loan Corp.	1,000,000	5.95	6/1/37	989,370
Kindred Public School District No. 2	1,000,000	6.00	8/1/27	1,037,600
Louisiana Local Government Environmental Facilities & Community Development Authority	1,191,407	3.62	2/1/29	1,164,743
Maine Municipal Bond Bank	500,000	6.12	11/1/26	516,100
Maryland Community Development Administration	315,000	3.95	3/1/27	307,916
Maryland Community Development Administration	490,000	4.40	3/1/53	477,118
Maryland Community Development Administration	500,000	3.24	9/1/48	485,360
Maryland Community Development Administration	1,000,000	6.00	9/1/53	1,029,080
Massachusetts Educational Financing Authority	90,000	4.00	1/1/32	87,985
Massachusetts Educational Financing Authority	180,000	4.41	7/1/34	176,171
Massachusetts Educational Financing Authority	1,000,000	2.64	7/1/37	914,460
Massachusetts Housing Finance Agency	1,000,000	6.50	12/1/52	1,058,330
Massachusetts State College Building Authority	500,000	5.83	5/1/30	520,760
Miami University of Ohio	1,075,000	6.67	9/1/28	1,144,445
Michigan Municipal Bond Authority	500,000	6.70	5/1/27	501,720
Minnesota Housing Finance Agency	1,000,000	6.25	7/1/53	1,040,930
Minnesota Housing Finance Agency	270,000	4.17	1/1/25	267,732
New Hampshire Housing Finance Authority	5,000	4.00	7/1/35	5,000
North Carolina Housing Finance Agency	500,000	6.50	1/1/55	526,495
North Dakota Housing Finance Agency	565,000	2.86	7/1/24	559,124
Oklahoma Development Finance Authority	441,036	3.88	5/1/37	426,424
Oklahoma Development Finance Authority	931,996	4.14	12/1/33	910,700
Rhode Island Convention Center Authority [9]	700,000	3.58	5/15/26	679,959
Rhode Island Housing & Mortgage Finance Corp.	500,000	6.50	10/1/52	535,090
Rhode Island Student Loan Authority	1,000,000	4.00	12/1/38	979,410
South Dakota Housing Development Authority	975,000	5.46	5/1/53	979,719
St. Louis School District	1,000,000	6.45	4/1/28	1,069,500
State of Oregon Housing & Community Services Department	1,000,000	6.25	7/1/53	1,045,920
State Public School Building Authority	1,000,000	5.00	9/15/27	1,012,910
State Public School Building Authority	1,000,000	5.49	9/15/29	1,022,370
Utah Housing Corp.	1,000,000	6.25	1/1/54	1,033,090
Wisconsin Housing & Economic Development Authority [8]	200,000	3.50	3/1/46	198,150

Total Taxable Municipal Bonds (cost: $32,115,304)				32,095,281

U.S. Treasury / Federal Agency Securities - 5.6%

Federal Agency Issues - 5.6%

Federal Home Loan Banks	1,400,000	5.40	2/23/26	1,399,464
Federal Home Loan Banks	2,000,000	5.80	8/10/26	1,999,084
Federal Home Loan Banks	2,000,000	5.88	8/10/26	1,998,861
Federal Home Loan Mortgage Corp.	1,300,000	5.95	7/20/26	1,299,964
Federal Home Loan Mortgage Corp.	900,000	6.00	2/26/27	898,436

				7,595,809

Total U.S. Treasury / Federal Agency Securities (cost: $7,596,989)				7,595,809

4

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Quality Income Fund (Continued)

Name of Issuer	Principal Amount ($)	Coupon Rate (%)	Maturity Date	Fair Value ($)

Put Options Purchased [19] - 0.1% (cost: $180,931)				104,297

Name of Issuer	Quantity			Fair Value ($)

Short-Term Securities - 2.1%

Fidelity Inst. Money Mkt. Gvt. Fund, 5.29% (cost: $2,887,075)	2,887,075			2,887,075

Total Investments in Securities - 100.7% (cost: $138,730,704)				137,246,102

Other Assets and Liabilities, net - (0.7)%				(978,187)

Net Assets - 100.0%				$136,267,915

[1]

Variable rate security. Rate disclosed is as of December 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[4]

144A Restricted Security. The total value of such securities as of December 31, 2023 was $20,830,352 and represented 15.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[8]

Securities the income from which is treated as a tax preference that is included in alternative minimum taxable income for purposes of computing federal alternative minimum tax (AMT). At December 31, 2023, 0.7% of net assets in the Fund was invested in such securities.

[9]

Municipal Lease Security. The total value of such securities as of December 31, 2023 was $1,730,046 and represented 1.3% of net assets. These securities have been determined to be liquid by the Adviser in accordance with guidelines established by the Board of Directors.

[14]	Step Coupon: A bond that pays a coupon rate that increases on a specified date(s). Rate disclosed is as of December 31, 2023.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Short futures contracts outstanding as of December 31, 2023 were as follows:

Type	Contracts	Expiration Date	Notional Amount ($)	Value/ Unrealized Appreciation (Depreciation) ($)
Short Futures: [10]
U.S. Treasury 5-Year	120	March 2024	(13,052,813)	(158,057)

[10]	The amount of $400,000 in cash was segregated with the broker to cover margin requirements for derivative transactions as of December 31, 2023.

[19]	Options outstanding as of December 31, 2023 were as follows:

Description	Contracts	Exercise Price ($)	Expiration Date	Counterparty	Notional Amount ($)	Cost/ Premiums ($)	Value ($)

Put Options Purchased - U.S. Treasury Futures:

5-Year	160	107.00	February 2024	StoneX Financial, Inc.	17,120,000	95,611	43,750

5-Year	125	107.75	February 2024	StoneX Financial, Inc.	13,468,750	85,320	60,547

Total					30,588,750	180,931	104,297

DECEMBER 31, 2023	5

SCHEDULE OF INVESTMENTS (Unaudited)

December 31, 2023

Sit Quality Income Fund (Continued)

A summary of the levels for the Fund’s investments as of December 31, 2023 is as follows:

	Investment in Securities

	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Assets

Asset-Backed Securities	—	3,352,743	—	3,352,743

Collateralized Mortgage Obligations	—	31,209,978	—	31,209,978

Corporate Bonds	—	21,379,891	—	21,379,891

Mortgage Pass-Through Securities	—	38,621,028	—	38,621,028

Taxable Municipal Bonds	—	32,095,281	—	32,095,281

U.S. Treasury / Federal Agency Securities	—	7,595,809	—	7,595,809

Put Options Purchased	104,297	—	—	104,297

Short-Term Securities	2,887,075	—	—	2,887,075

Total:	2,991,372	134,254,730	—	137,246,102

Liabilities

Futures	(158,057)	—	—	(158,057)

There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

6